Note 7 - Capital Stock and Reserves - Stock Option Transactions (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Mar. 31, 2023 $ / shares
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 3.81	$ 5.87
Share options, balance	333,500	211,300
Share options, granted	36,000	238,500
Share options, exercised	0	(36,000)
Share options, forfeited	(52,500)	(80,300)
Share options, balance	317,000	333,500	211,300
Share options, exercisable	317,000	333,500
Weighted average exercise price, balance (in CAD per share)	$ 7.38	$ 10.81
Weighted average exercise price, exercised (in CAD per share)	0	4.7
Weighted average exercise price, forfeited (in CAD per share)	7.51	9.95
Weighted average exercise price, balance (in CAD per share)	6.96	7.38	$ 10.81
Weighted average exercise price, exercisable (in CAD per share)	$ 6.96	$ 7.38
Weighted average remaining life (years) (Year)	2 years 6 months 3 days	2 years 7 months 9 days	2 years 6 months 25 days
Stock options expiring March 8, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 15.5	$ 15.5
Share options, balance	4,000	4,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	4,000	4,000	4,000
Share options, exercisable	4,000	4,000
Stock options expiring March 1, 2024 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 16.5
Share options, balance	0	15,000
Share options, granted		0
Share options, exercised		0
Share options, forfeited		(15,000)
Share options, balance		0	15,000
Share options, exercisable		0
Stock options expiring September 2, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 12.75	$ 12.75
Share options, balance	20,000	20,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	20,000	20,000	20,000
Share options, exercisable	20,000	20,000
Stock Options Expiring November 14, 2024 [Member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 3.65
Share options, balance	0	0
Share options, granted		36,000
Share options, exercised		(36,000)
Share options, forfeited		0
Share options, balance		0	0
Share options, exercisable		0
Stock options expiring September 6, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 13.75	$ 13.75
Share options, balance	8,000	8,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	8,000	8,000	8,000
Share options, exercisable	8,000	8,000
Stock options expiring November 20, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 4	$ 4
Share options, balance	6,000	6,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	6,000	6,000	6,000
Share options, exercisable	6,000	6,000
Stock options expiring December 2, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 9	$ 9
Share options, balance	62,000	62,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	(20,000)	0
Share options, balance	42,000	62,000	62,000
Share options, exercisable	42,000	62,000
Stock options expiring December 13, 2025 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 9.5	$ 9.5
Share options, balance	21,000	31,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	0	(10,000)
Share options, balance	21,000	21,000	31,000
Share options, exercisable	21,000	21,000
Stock options expiring March 26, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 3.3	$ 3.3
Share options, balance	20,000	0
Share options, granted	0	20,000
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	20,000	20,000	0
Share options, exercisable	20,000	20,000
Stock options expiring August 25, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 5.65	$ 5.65
Share options, balance	17,500	0
Share options, granted	0	17,500
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	17,500	17,500	0
Share options, exercisable	17,500	17,500
Stock options expiring September 6, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 6.6	$ 6.6
Share options, balance	40,000	0
Share options, granted	0	40,000
Share options, exercised	0	0
Share options, forfeited	(7,500)	0
Share options, balance	32,500	40,000	0
Share options, exercisable	32,500	40,000
Stock options expiring January 15, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 7.25
Share options, balance	0	35,300
Share options, granted		0
Share options, exercised		0
Share options, forfeited		(35,300)
Share options, balance		0	35,300
Share options, exercisable		0
Stock options expiring November 1, 2026 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 7.5	$ 7.5
Share options, balance	10,000	10,000
Share options, granted	0	0
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	10,000	10,000	10,000
Share options, exercisable	10,000	10,000
Stock Options Expiring December 4, 2026 [Member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 5.47	$ 5.47
Share options, balance	20,000	0
Share options, granted	0	20,000
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	20,000	20,000	0
Share options, exercisable	20,000	20,000
Stock options expiring September 6, 2028 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 6.6	$ 6.6
Share options, balance	85,000	0
Share options, granted	0	85,000
Share options, exercised	0	0
Share options, forfeited	(25,000)	0
Share options, balance	60,000	85,000	0
Share options, exercisable	60,000	85,000
Stock options expiring February 15, 2029 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 3.98	$ 3.98
Share options, balance	20,000	0
Share options, granted	0	20,000
Share options, exercised	0	0
Share options, forfeited	0	0
Share options, balance	20,000	20,000	0
Share options, exercisable	20,000	20,000
Stock options expiring July 23, 2029 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)	$ 3.91
Share options, balance	0
Share options, granted	36,000
Share options, exercised	0
Share options, forfeited	0
Share options, balance	36,000	0
Share options, exercisable	36,000
Stock options expiring February 16, 2027 [member]
Statement Line Items [Line Items]
Share options, exercise price (in CAD per share)		$ 17.5
Share options, balance	0	20,000
Share options, granted		0
Share options, exercised		0
Share options, forfeited		(20,000)
Share options, balance		0	20,000
Share options, exercisable		0